Assets Classified as Held for Sale and Discontinued Operations (Detail Textuals) - CAD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Discontinued Operations [Line Items]
Non-cash impairment losses					$ 176,274
Impairment losses associated deferred income tax expense				$ 1,684
Hydrocarbon properties
Disclosure Of Discontinued Operations [Line Items]
Post-tax discount rates			11.00%	10.00%
Impairment losses associated deferred income tax expense			$ 15,585	$ 8,566
Hydrocarbon development and production assets
Disclosure Of Discontinued Operations [Line Items]
Non Cash Impairment Loss					47,672
Impairment losses associated deferred income tax expense			13,264
Hydrocarbon Probable Reserves
Disclosure Of Discontinued Operations [Line Items]
Impairment losses associated deferred income tax expense			$ 2,951
Discontinued operations | Hydrocarbon properties
Disclosure Of Discontinued Operations [Line Items]
Non Cash Impairment Loss	$ 143,609
Deferred tax asset to be written off	50,918
Non-cash impairment losses		$ 52,940			$ 148,877
Impairment losses included in continuing operations	47,672
Remaining impairment losses	95,937
Impairment losses associated deferred income tax expense	50,918
Discontinued operations | Hydrocarbon development and production assets
Disclosure Of Discontinued Operations [Line Items]
Non-cash impairment losses	46,715
Discontinued operations | Hydrocarbon Probable Reserves
Disclosure Of Discontinued Operations [Line Items]
Non-cash impairment losses	16,108
Discontinued operations | Property plant and equipment
Disclosure Of Discontinued Operations [Line Items]
Non-cash impairment losses	33,114
Discontinued operations | Properties Previously Included In Assets Held For Sale
Disclosure Of Discontinued Operations [Line Items]
Non-cash impairment losses	$ 47,672
Discontinued operations | Bottom of range
Disclosure Of Discontinued Operations [Line Items]
Post-tax discount rates	10.00%
Discontinued operations | Top of range
Disclosure Of Discontinued Operations [Line Items]
Post-tax discount rates	13.00%